Income Taxes (Details) - Schedule of Effective Tax Rate and the Statutory Income Tax Rate ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Loss before provision for income taxes	¥ (57,662)	$ (8,360)	¥ (46,482)	¥ (6,530)
Income tax benefit computed at an applicable tax rate of 25%	14,416	2,090	11,621
Prior year provision to return true up	(3,800)	(551)	702
Change in valuation allowance	(10,611)	(1,538)	(9,741)
Income tax rate	¥ 5	$ 1	¥ 2,582